Subsidiary undertakings (Tables)	12 Months Ended
Dec. 31, 2025
Subsidiary undertakings
Summary of Subsidiaries

Details of all the subsidiaries of the Group as of December 31, 2025, are set out below:

	Name and registered office	Ownership interest
Subsidiaries	GeoPark Argentina S.A. (Argentina)	100% (a)
	GeoPark Brasil Exploração e Produção de Petróleo e Gás Ltda. (Brazil)	100% (a)
	GeoPark Colombia S.A.S. (Colombia)	100% (a)
	GeoPark Colombia, S.L.U. (Spain)	100% (a)
	GeoPark Perú S.A.C. (Peru)	100% (a)
	GeoPark Mexico S.A.P.I. de C.V. (Mexico)	100% (a) (b)
	GeoPark E&P S.A.P.I. de C.V. (Mexico)	100% (a) (b)
	GeoPark Ecuador S.A. (Ecuador)	100% (a)
	GeoPark (UK) Limited (United Kingdom)	100%
	Amerisur Resources Limited (United Kingdom)	100% (a) (c)
	Amerisur Exploración Colombia Limited (British Virgin Islands)	100% (a)
	Amerisur Exploración Colombia Limited Sucursal Colombia (Colombia)	100% (a)
	Yarumal S.A.S. (Colombia)	100% (a) (b)
	Fenix Oil & Gas Limited (British Virgin Islands)	100% (a) (b) (c)
	Fenix Oil & Gas Limited Sucursal Colombia (Colombia)	100% (a) (b) (c)
	Amerisur S.A. (Paraguay)	100% (a) (b)
	Market Access LLP (United States)	9% (c)
	GeoPark Colombia S.A.S. Sucursal Panama (Panama)	100% (a) (b)
	GPK Panama, S.A. (Panama)	100% (a) (b)
	GeoPark Americas S.A.S. (Colombia)	100% (a)
(a)	Indirectly owned.
(b)	Dormant companies.
(c)	In process of liquidation.

Summary of joint operations

Details of the joint operations of the Group as of December 31, 2025, are set out below:

	Name and registered office	Ownership interest
Joint operations	Llanos 34 Block (Colombia)	45% (a)
	Llanos 86 Block (Colombia)	50% (a)
	Llanos 87 Block (Colombia)	50% (a)
	Llanos 104 Block (Colombia)	50% (a)
	Llanos 123 Block (Colombia)	50% (a)
	Llanos 124 Block (Colombia)	50% (a)
	CPO-5 Block (Colombia)	30%
	Mecaya Block (Colombia)	50% (a)
	PUT-8 Block (Colombia)	50% (a)
	PUT-9 Block (Colombia)	50% (a) (b)
	Tacacho Block (Colombia)	50% (a) (b)
	Terecay Block (Colombia)	50% (a) (b)
	PUT-36 Block (Colombia)	50% (a) (b)
	CPO-4-1 Block (Colombia)	50%
	Puesto Silva Oeste (Argentina)	95% (a)
(a)	GeoPark is the operator.
(b)	In process of relinquishment.